Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	1 Months Ended		6 Months Ended
	May 31, 2023	Feb. 28, 2023	Jun. 30, 2023	Jun. 30, 2022
Statement of changes in equity [abstract]
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.25	$ 0.20	$ 0.45	$ 0.20